BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of fair values of assets acquired and liabilities assumed
The following table summarizes the fair values of the aggregate assets acquired and liabilities assumed:

(in thousands)

Cash	$2,853
Trade receivables	378
Prepaid expenses and other current assets	124
Intangible assets	25,918
Goodwill	25,065

Total Assets	$54,338

Current liabilities	3,698
Deferred tax liability	4,011

Total Liabilities	$7,709

Cash consideration paid	45,582
Fair value of previous investment	1,047
Total purchase consideration	$46,629